Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Tantan Limited [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Tantan Limited [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Qool Media Hong Kong Limited. [Member] CNY (¥)	Additional Paid-in Capital [Member] Tantan Limited [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	(Accumulated Deficit)/ Retained Earning [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)	Non-controlling Interests [Member] Qool Media Hong Kong Limited. [Member] CNY (¥)
Balance at Dec. 31, 2016		¥ 4,401,994		¥ 254		¥ 4,133,833			¥ (402,267)	¥ 397,281	¥ 272,893
Balance, Shares at Dec. 31, 2016 | shares				388,948,435
Net income		2,144,463								2,148,098		¥ (3,635)
Share-based compensation		334,973				334,973
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units		¥ 3,866		¥ 6		3,860
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units | shares	9,476,874	9,476,874		9,476,874
Addition in noncontrolling interest of a subsidiary		¥ 22,172										22,172
Foreign currency translation adjustment		(155,368)									(155,368)
Balance at Dec. 31, 2017		6,752,100		¥ 260		4,472,666			(402,267)	2,545,379	117,525	18,537
Balance, Shares at Dec. 31, 2017 | shares				398,425,309
Net income		2,788,547								2,815,775		(27,228)
Share-based compensation		494,036				398,493						95,543
Capital injection from noncontrolling interest shareholder of Ningbo Hongyi Equity Investment L.P.		22										22
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units		¥ 5,285		¥ 7		5,278
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units | shares	10,122,318	10,122,318		10,122,318
Transfer of noncontrolling interest of QOOL HK							¥ (2,811)						¥ 2,811
Share issued connection with the acquisition of Tantan Limited		¥ 784,215	¥ 784,215		¥ 3			¥ 784,212
Share issued connection with the acquisition of Tantan Limited, shares | shares					5,328,853
Foreign currency translation adjustment		198,654									196,039	2,615
Balance at Dec. 31, 2018		11,022,859		¥ 270		5,657,838			(402,267)	5,361,154	313,564	92,300
Balance, Shares at Dec. 31, 2018 | shares				413,876,480
Net income	$ 425,289	2,960,768								2,970,890		(10,122)
Share-based compensation		611,262				506,758						104,504
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units		¥ 187		¥ 2		185
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units | shares	3,402,830	3,402,830		3,402,830
Cash Dividend		¥ (867,459)								(867,459)
Foreign currency translation adjustment	$ (1,269)	(8,835)									(10,877)	2,042
Balance at Dec. 31, 2019	$ 1,970,580	¥ 13,718,782		¥ 272		¥ 6,164,781			¥ (402,267)	¥ 7,464,585	¥ 302,687	¥ 188,724
Balance, Shares at Dec. 31, 2019 | shares				417,279,310